OMB APPROVAL
OMB Number: 3235-0456 Expires: May 31, 2021 Estimated average burden hours per response.................. 2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: Investment Managers Series Trust 235 W. Galena Street Milwaukee, WI 53212
2.

The name of each series of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [  ]

Aristotle/Saul Global Opportunities Fund

Aristotle International Equity Fund

Aristotle Strategic Credit Fund

Aristotle Value Equity Fund

Aristotle Small Cap Equity Fund

Aristotle Core Equity Fund

3.	Investment Company Act File Number: 811-21719 Securities Act File Number: 333-122901
4(a).	Last day of fiscal year for which this Form is filed: December 31, 2018
4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$227,728,135
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$(75,601,099)
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$(75,601,099)
	(v)	Net sales – if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$152,127,036
	(vi)	Redemption credits available for use in future years If Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) From Item 5(i)]:	$0
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x	0.00012120
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$	18,437.80

6.

Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):			+$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:			=$	18,437.80

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 3/11/2019 Method of Delivery: [x] Wire Transfer [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/11/2019